Basis of preparation	6 Months Ended
Jun. 30, 2022
Basis of preparation
Basis of preparation

2. Basis of preparation

These interim condensed consolidated financial statements for the three-month and six-month periods ended June 30, 2022, have been prepared under the historic cost convention and in accordance with IAS 34 "Interim Financial Reporting" and are presented in a format consistent with the consolidated financial statements under IAS 1 "Presentation of Financial Statements". However, they do not include all of the notes that would be required in a complete set of financial statements. Thus, this interim financial report should be read in conjunction with the consolidated financial statements for the year ended December 31, 2021.

Interim financial results are not necessarily indicative of results anticipated for the full year. The preparation of these unaudited condensed consolidated interim financial statements made in accordance with IAS 34 requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Although these estimates are based on management's best knowledge of current events and actions, actual results ultimately may differ from those estimates. The areas involving a higher degree of judgment which are significant to the interim condensed consolidated financial statements are disclosed in note 4 to the consolidated financial statements for the year ended December 31, 2021.

A number of new or amended standards and interpretations became applicable for financial periods beginning on or after January 1, 2022. The Group noted that the latter did not have a material impact on the Group's financial position or disclosures made in the interim condensed consolidated financial statements.

Due to rounding, numbers presented throughout these Interim condensed consolidated financial statements may not add up precisely to the totals provided. All ratios and variances are calculated using the underlying amount rather than the presented rounded amount.